Financial Risk Management - Summary of Credit Risk (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Non-current financial assets	€ 1,824	€ 1,133
Current financial assets	153,271	129,092
Current investments	5,625	5,397
Other current financial assets	6,022	5,957
Cash and cash equivalents	105,554	83,308	€ 119,875	€ 113,865
Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,824	1,133
Current financial assets	153,271	129,092
Customer sales and services | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	41,089	39,797
Other receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	579	16
Loans to employees | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	180
Current financial assets	27	14
Trade and other financial receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	180
Current financial assets	41,695	39,827
Non-current financial assets | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,644	1,133
Financial Investments [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current investments	5,625	5,397
Other Current Financial Assets [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Other current financial assets	6,022	5,957
Cash And Cash Equivalents [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	105,554	83,308
Guarantee Deposit [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,644	1,133
Current investments	€ 397	€ 560